Award Timing Disclosure	12 Months Ended
	Apr. 24, 2026	Mar. 10, 2026 $ / shares	Mar. 09, 2026 USD ($) shares $ / shares	Mar. 06, 2026 $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Granting Practices
Equity awards for MiniMed NEOs and other employees are approved by MiniMed’s Board or the appropriate committee or sub-committee on or before the date of grant. It is MiniMed’s general practice to grant annual equity awards in July of each year. Equity awards may also be granted outside of MiniMed’s annual grant cycle for new hires, promotions, retention, or other purposes. MiniMed does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.
The following table contains information required by Item 402(x)(2) of Regulation S-K regarding stock options granted to MiniMed’s NEOs in fiscal year 2026, during the period from four business days before to one business day after the filing of MiniMed’s periodic reports on Forms 10-K and 10-Q, or current reports on Form 8-K that contained material non-public information. Specifically, the following table includes information regarding the IPO Grant Options granted to MiniMed’s NEOs on March 9, 2026, the closing date of MiniMed’s initial public offering.

Name	Grant Date	Number of securities underlying the award (#)	Exercise price of the award ($/Sh)	Grant date fair value of the award(1) ($)
Percentage change in
the closing market price of the
securities underlying the award
between the trading day ending
immediately prior to the
disclosure of material
nonpublic information and the
trading day beginning
immediately following the
disclosure of material
nonpublic information (2)
(%)

Que Dallara	3/9/2026	252,526	$18.00	$1,868,692	(0.9)%
Chad Spooner	3/9/2026	84,176	$18.00	$622,902	(0.9)%
Ali Dianaty	3/9/2026	126,263	$18.00	$934,346	(0.9)%
Courtney Nelson Wills	3/9/2026	63,132	$18.00	$467,177	(0.9)%
Gillian Chandrasena	3/9/2026	63,132	$18.00	$467,177	(0.9)%

(1)
This column represents the grant date fair values of the IPO Grant Options, which were calculated in accordance with FASB ASC Topic 718. Information regarding the assumptions used to calculate these amounts is incorporated by reference to Note 9, “Stock-based Compensation,” to the consolidated financial statements in MiniMed’s Annual Report on Form 10-K for fiscal year 2026.

(2)
Calculated using the closing prices of MiniMed Common Stock on March 6, 2026 and March 10, 2026, of $18.49, and $18.33, per share, respectively, relating to the filing of the Form 8-K on March 9, 2026 regarding the closing of MiniMed’s initial public offering.

Award Timing Method	Equity awards for MiniMed NEOs and other employees are approved by MiniMed’s Board or the appropriate committee or sub-committee on or before the date of grant. It is MiniMed’s general practice to grant annual equity awards in July of each year. Equity awards may also be granted outside of MiniMed’s annual grant cycle for new hires, promotions, retention, or other purposes.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	MiniMed does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table contains information required by Item 402(x)(2) of Regulation S-K regarding stock options granted to MiniMed’s NEOs in fiscal year 2026, during the period from four business days before to one business day after the filing of MiniMed’s periodic reports on Forms 10-K and 10-Q, or current reports on Form 8-K that contained material non-public information. Specifically, the following table includes information regarding the IPO Grant Options granted to MiniMed’s NEOs on March 9, 2026, the closing date of MiniMed’s initial public offering.

Name	Grant Date	Number of securities underlying the award (#)	Exercise price of the award ($/Sh)	Grant date fair value of the award(1) ($)
Percentage change in
the closing market price of the
securities underlying the award
between the trading day ending
immediately prior to the
disclosure of material
nonpublic information and the
trading day beginning
immediately following the
disclosure of material
nonpublic information (2)
(%)

Que Dallara	3/9/2026	252,526	$18.00	$1,868,692	(0.9)%
Chad Spooner	3/9/2026	84,176	$18.00	$622,902	(0.9)%
Ali Dianaty	3/9/2026	126,263	$18.00	$934,346	(0.9)%
Courtney Nelson Wills	3/9/2026	63,132	$18.00	$467,177	(0.9)%
Gillian Chandrasena	3/9/2026	63,132	$18.00	$467,177	(0.9)%

(1)
This column represents the grant date fair values of the IPO Grant Options, which were calculated in accordance with FASB ASC Topic 718. Information regarding the assumptions used to calculate these amounts is incorporated by reference to Note 9, “Stock-based Compensation,” to the consolidated financial statements in MiniMed’s Annual Report on Form 10-K for fiscal year 2026.

(2)
Calculated using the closing prices of MiniMed Common Stock on March 6, 2026 and March 10, 2026, of $18.49, and $18.33, per share, respectively, relating to the filing of the Form 8-K on March 9, 2026 regarding the closing of MiniMed’s initial public offering.

Awards Close in Time to MNPI Disclosures
Share Price		$ 18.33		$ 18.49
Que Dallara [Member]
Awards Close in Time to MNPI Disclosures
Name			Que Dallara
Underlying Securities | shares			252,526
Exercise Price			$ 18
Fair Value as of Grant Date | $			$ 1,868,692
Underlying Security Market Price Change			(0.009)
Chad Spooner [Member]
Awards Close in Time to MNPI Disclosures
Name			Chad Spooner
Underlying Securities | shares			84,176
Exercise Price			$ 18
Fair Value as of Grant Date | $			$ 622,902
Underlying Security Market Price Change			(0.009)
Ali Dianaty [Member]
Awards Close in Time to MNPI Disclosures
Name			Ali Dianaty
Underlying Securities | shares			126,263
Exercise Price			$ 18
Fair Value as of Grant Date | $			$ 934,346
Underlying Security Market Price Change			(0.009)
Courtney Nelson Wills [Member]
Awards Close in Time to MNPI Disclosures
Name			Courtney Nelson Wills
Underlying Securities | shares			63,132
Exercise Price			$ 18
Fair Value as of Grant Date | $			$ 467,177
Underlying Security Market Price Change			(0.009)
Gillian Chandrasena [Member]
Awards Close in Time to MNPI Disclosures
Name			Gillian Chandrasena
Underlying Securities | shares			63,132
Exercise Price			$ 18
Fair Value as of Grant Date | $			$ 467,177
Underlying Security Market Price Change			(0.009)